Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Commitments and Contingencies

17. Commitments and Contingencies:

17.1 Legal proceedings:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the offshore drilling business.

As part of the Company's normal course of operations, the Company's customer may disagree on amounts due to the Company under the provision of the contracts which are normally settled through negotiations with the customer. Disputed amounts are normally reflected in revenues at such time as the Company reaches agreement with the customer on the amounts due.

OCR Falklands Drilling Inc., a subsidiary of the Company, commenced arbitration proceedings against Premier Oil Plc. and Noble Energy Falklands Ltd. for terminating the contract on February 12, 2016, for the drilling unit Eirik Raude. Subsequently, the parties reached a commercial agreement to amicably settle this matter and a Settlement Agreement dated February 6, 2017, was entered into among the parties.

HPOR Servicos De Consultaria Ltda ("HPOR") on September 1, 2016, commenced arbitration proceedings against, amongst others, the Company seeking payment of certain commissions that HPOR is alleging were due by, amongst others, the Company for certain agency and marketing services provided for the Ocean Rig Mykonos and the Ocean Rig Corcovado drilling units. The Company is disputing such allegations and has counterclaimed repayment of the commission already paid to HPOR. On March 7, 2018, the Tribunal issued awards in each of the references disallowing HPOR's claims and allowing the counterclaims brought by the Company, which we are currently evaluating.

On March 7, 2016, two of the Company's subsidiaries commenced arbitration proceedings against Total E&P Angola for the termination of the contract with the drilling unit Ocean Rig Olympia. Subsequently, the parties reached a commercial agreement to amicably settle this matter and a Settlement Agreement dated December 29, 2017, was entered into among the parties.

On December 22, 2016, Mayze Services Limited ("Mayze") issued a claim before the English High Court of Justice against the Company and others seeking payment of GBP 5,230,074 in respect of fees allegedly owed in connection with marketing services provided by Mayze to the Company. As of December 31, 2017, a provision of $4,000 has been recorded under "Legal settlements and other, net", in the accompanying consolidated statement of operations.

On August 31, 2017, a complaint was filed in the High Court of the Republic of the Marshall Islands (Civil Action No. 2017-198) by certain of the Company's creditors against, among others, two subsidiaries of the Company, two of the Company's executive officers up to December 31, 2017– which currently are directors, the Company's manager TMS Offshore Services Ltd. and other parties. The plaintiffs purport to allege nine causes of action, including claims for avoidance and recovery of actual and/or constructive fraudulent conveyances under common law or 6 Del. Code §§ 1304(A)(1), 1305, 1307, and 1308; aiding and abetting fraudulent conveyances; and declaratory judgment under 30 MIRC § 202. All defendants moved to dismiss the case on October 31, 2017, and that motion has been briefed. In a scheduling conference held on February 14, 2018 in the Marshall Islands, the court scheduled oral argument to proceed on June 6, 2018. We are not in a position at this time to express an opinion as to the ultimate outcome of this matter, or to provide an estimate on the amount or range of any potential loss.

 On September 22, 2017, the Restructuring Effective Date, a shareholder filed an appeal of certain orders of the bankruptcy court to the United States District Court for the Southern District of New York.

On the Restructuring Effective Date, we funded a preserved claims trust, or PCT.  The PCT was established to preserve, for the benefit of Scheme Creditors, any causes of action held by the Company, Agon Shipping Inc. and/or Ocean Rig Investments Inc. arising from the facts and circumstances identified in the draft complaint prepared by certain of the Company’s creditors referenced above.  If the trustees under the PCT determine that there is merit to any such claims, the trustees may take legal action for the benefit of all of the scheme creditors in the Restructuring.

Except for the matters discussed above, the Company is not a party to any material litigation where claims or counterclaims have been filed against the Company other than routine legal proceedings incidental to its business.

17.2 Purchase Obligations:

The following table sets forth the contractual purchase obligations of certain of the Company’s subsidiaries for the Ocean Rig Santorini and the Ocean Rig Crete, as of December 31, 2017, if they decide to go ahead with the construction of two drilling unit newbuildings.

	2018	2019	Total
Drilling units building contracts	$417,931	520,165	$938,096
Total obligations	$417,931	520,165	$938,096